Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2024
Cash Flow Information [Abstract]
Schedule of Cash Flow Information
	30 June 2024 $	30 June 2023 $
Reconciliation from net loss after tax to net cash used in operations
Net loss	(147,489,253)	(5,450,213)
Non-cash flows included in operating loss:
Depreciation (note 10)	6,642	6,757
Amortisation (note 14)	19,359	-
Listing expenses (note 4)	77,266,809	-
Merger expenses	962,500	-
Gain/loss on fair value of warrants (note 20)	20,559,781	-
Finance expenses	35,557,000	-
Share based payment expense (note 25)	608,156	-
Issue of shares to directors and management in lieu of fees (note 24)	182,534	-
Share of net losses of associate (note 13)	2,263	-
Foreign exchange	91,381	(5,664)
Changes in assets and liabilities:
(Increase) / Decrease in trade and other receivables	(2,385,927)	(50,404)
(Increase) in trade and other payables	9,953,481	3,081,707
(Increase) in provisions	16,742	-
Increase in related party payable	-	34,603
Fair value of identifiable net assets of Sizzle at 29 February 2024 (note 29)	(10,473,822)	-
Increase in other receivables	-	(3,033)
Decrease in provisions	-	7,458
Net cash (used in) operating activities	(15,122,354)	(2,378,789)